Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

November 30, 2019

SLM-QTLY-0120
1.809098.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 77.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,632
U.S. Treasury Obligations - 74.5%
U.S. Treasury Notes:
1.5% 7/15/20	$5,688	$5,682
1.5% 9/30/21	27,550	27,480
1.5% 10/31/21 (a)	5,100	5,088
1.5% 9/30/24	4,297	4,270
1.5% 10/31/24	2,750	2,733
1.625% 8/31/22	3,459	3,461
1.625% 9/30/26	11,824	11,746
1.625% 8/15/29	7,691	7,577
1.75% 7/31/21	7,000	7,009
1.75% 6/30/22 (a)	24	24
1.75% 7/31/24	220	221
1.875% 7/31/22	16,612	16,728
2% 8/15/25 (a)(b)	39,301	39,975
2.125% 6/30/22	327	331
2.125% 3/31/24	9,848	10,050
2.125% 7/31/24 (a)	16,067	16,420
2.125% 5/15/25	1,053	1,078
2.125% 5/31/26	3,100	3,177
2.25% 7/31/21	29,232	29,506
2.25% 4/30/24	1,993	2,045
2.25% 12/31/24	6,307	6,490
2.25% 3/31/26	3,325	3,432
2.375% 4/15/21	11,560	11,666
2.5% 12/31/20	12,682	12,789
2.5% 1/31/21	38,395	38,744
2.5% 1/15/22	20,457	20,828
2.5% 1/31/24	1,900	1,966
2.5% 2/28/26	9,441	9,882
2.625% 8/31/20	6,000	6,042
2.625% 6/30/23	11,432	11,832
2.625% 12/31/23	15,587	16,200
2.625% 2/15/29	19,388	20,782
2.75% 6/30/25 (a)	7,900	8,350
2.875% 11/30/25	9,753	10,405
3.125% 11/15/28	10,010	11,130
		385,139
Other Government Related - 2.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.1199% 12/7/20 (NCUA Guaranteed) (c)(d)	430	430
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.221% 1/8/20 (NCUA Guaranteed) (c)(d)	512	512
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,251
		13,193
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $391,740)		399,964

U.S. Government Agency - Mortgage Securities - 5.8%
Fannie Mae - 1.6%
12 month U.S. LIBOR + 1.365% 3.693% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(d)	6	6
12 month U.S. LIBOR + 1.490% 4.234% 1/1/35 (c)(d)	24	25
12 month U.S. LIBOR + 1.550% 4.666% 2/1/44 (c)(d)	15	15
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.553% 4.428% 5/1/44 (c)(d)	33	34
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)	10	10
12 month U.S. LIBOR + 1.570% 4.315% 2/1/44 (c)(d)	17	18
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (c)(d)	9	9
12 month U.S. LIBOR + 1.570% 4.602% 4/1/44 (c)(d)	86	89
12 month U.S. LIBOR + 1.580% 4.572% 1/1/44 (c)(d)	24	25
12 month U.S. LIBOR + 1.580% 4.705% 4/1/44 (c)(d)	20	21
12 month U.S. LIBOR + 1.610% 4.313% 3/1/33 (c)(d)	16	17
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (c)(d)	30	31
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (c)(d)	5	5
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (c)(d)	108	112
12 month U.S. LIBOR + 1.760% 4.821% 2/1/37 (c)(d)	63	66
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (c)(d)	61	63
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (c)(d)	74	77
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.885% 4.926% 4/1/36 (c)(d)	58	61
12 month U.S. LIBOR + 1.890% 4.768% 8/1/35 (c)(d)	23	24
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (c)(d)	4	4
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (c)(d)	6	6
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (c)(d)	6	6
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (c)(d)	3	3
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (c)(d)	3	4
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.514% 7/1/36 (c)(d)	25	26
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (c)(d)	7	8
2.5% 8/1/33	360	364
3% 5/1/33 to 7/1/33	765	790
3.5% 7/1/32	1,363	1,420
4.5% 11/1/25	267	277
5% 1/1/22 to 4/1/22	6	6
5.5% 8/1/25 to 5/1/44	2,807	3,123
6% to 6% 1/1/34 to 6/1/36	639	729
6.5% 2/1/22 to 8/1/36	644	739
		8,252
Freddie Mac - 1.0%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(d)	13	13
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	11	12
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (c)(d)	166	172
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)	14	14
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (c)(d)	118	122
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (c)(d)	82	86
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (c)(d)	20	21
12 month U.S. LIBOR + 2.060% 4.728% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (c)(d)	14	15
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (c)(d)	12	12
6 month U.S. LIBOR + 1.665% 4.126% 7/1/35 (c)(d)	168	174
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(d)	20	21
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(d)	5	5
6 month U.S. LIBOR + 1.840% 4.122% 10/1/36 (c)(d)	55	58
6 month U.S. LIBOR + 1.910% 4.192% 10/1/35 (c)(d)	36	38
6 month U.S. LIBOR + 2.010% 4.01% 5/1/37 (c)(d)	20	21
6 month U.S. LIBOR + 2.010% 4.203% 5/1/37 (c)(d)	27	28
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(d)	15	16
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (c)(d)	49	51
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.743% 4/1/34 (c)(d)	122	129
U.S. TREASURY 1 YEAR INDEX + 2.310% 4.91% 2/1/36 (c)(d)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (c)(d)	45	48
2.5% 12/1/32	640	648
3% 4/1/33 to 11/1/33	2,415	2,492
3.5% 7/1/32	489	510
6% 1/1/24	82	86
6.5% 12/1/21	16	17
9.5% 5/1/20	0	0
10% 5/1/20 to 3/1/21	0	0
10.5% 1/1/21	0	0
		4,814
Ginnie Mae - 3.2%
6% 6/15/36	557	633
8% 12/15/23	26	28
10.5% 8/15/21 to 9/15/21	0	0
3% 12/1/49 (e)	2,400	2,467
3% 12/1/49 (e)	2,400	2,467
3.5% 12/1/49 (e)	4,000	4,134
4% 10/20/43 to 3/20/47	2,294	2,406
4.469% 2/20/62 (c)(f)	77	77
4.5% 6/20/48	4,158	4,375
4.643% 2/20/62 (c)(f)	7	7
5.017% 1/20/62 (c)(f)	87	88
5.47% 8/20/59 (c)(f)	1	1
11% 1/20/21	1	1
		16,684
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $29,412)		29,750

Collateralized Mortgage Obligations - 13.1%
Private Sponsor - 12.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.28% 4/25/24 (c)(d)	187	186
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.688% 8/25/31 (c)(d)	48	49
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.708% 4/25/32 (c)(d)	11	11
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.158% 11/25/32 (c)(d)	521	523
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.708% 11/25/32 (c)(d)	23	23
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.638% 6/25/36 (c)(d)	748	758
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	68	70
Series 2005-19 Class PA, 5.5% 7/25/34	37	37
Series 2005-64 Class PX, 5.5% 6/25/35	150	160
Series 2005-68 Class CZ, 5.5% 8/25/35	598	672
Series 2012-149:
Class DA, 1.75% 1/25/43	107	106
Class GA, 1.75% 6/25/42	113	111
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	75	77
Series 2004-52 Class KZ, 5.5% 7/25/34	1,274	1,424
Series 2004-91 Class Z, 5% 12/25/34	700	766
Series 2009-59 Class HB, 5% 8/25/39	290	318
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	386	28
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.628% 3/25/36 (c)(d)	473	482
Series 2011-67 Class AI, 4% 7/25/26 (g)	105	7
Series 2016-26 Class CG, 3% 5/25/46	1,782	1,824
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.1654% 11/15/32 (c)(d)	93	93
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.6654% 2/15/33 (c)(d)	201	204
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.1654% 3/15/34 (c)(d)	233	233
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	204	221
Series 3415 Class PC, 5% 12/15/37	82	89
Series 4135 Class AB, 1.75% 6/15/42	85	84
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	223	239
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,033	1,163
Series 2004-2862 Class NE, 5% 9/15/24	1,315	1,363
Series 2145 Class MZ, 6.5% 4/15/29	266	299
Series 2357 Class ZB, 6.5% 9/15/31	187	214
Series 2877 Class ZD, 5% 10/15/34	877	961
Series 2998 Class LY, 5.5% 7/15/25	73	76
Series 3007 Class EW, 5.5% 7/15/25	338	356
Series 3745 Class KV, 4.5% 12/15/26	856	902
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.2236% 7/20/37 (c)(d)	133	133
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.2036% 1/20/38 (c)(d)	34	34
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.3625% 11/16/39 (c)(d)	136	137
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.2925% 12/16/39 (c)(d)	102	102
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 7/20/60 (c)(d)(f)	1,849	1,840
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2973% 9/20/60 (c)(d)(f)	2,128	2,116
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2973% 8/20/60 (c)(d)(f)	2,370	2,358
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.3773% 12/20/60 (c)(d)(f)	682	679
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 12/20/60 (c)(d)(f)	1,107	1,106
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 2/20/61 (c)(d)(f)	2,208	2,208
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4873% 2/20/61 (c)(d)(f)	2,483	2,483
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 4/20/61 (c)(d)(f)	857	857
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (c)(d)(f)	1,068	1,068
Class FC, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (c)(d)(f)	955	954
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.5273% 6/20/61 (c)(d)(f)	1,130	1,131
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 10/20/61 (c)(d)(f)	1,139	1,141
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 11/20/61 (c)(d)(f)	1,046	1,051
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 1/20/62 (c)(d)(f)	653	656
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 1/20/62 (c)(d)(f)	968	971
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 3/20/62 (c)(d)(f)	606	607
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (c)(d)(f)	16	16
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.2773% 5/20/63 (c)(d)(f)	91	91
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1973% 4/20/63 (c)(d)(f)	99	98
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.9736% 10/20/47 (c)(d)	605	599
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.0236% 5/20/48 (c)(d)	743	737
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (c)(d)	861	855
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.1736% 8/20/49 (c)(d)	4,770	4,756
Series2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.1736% 9/20/49 (c)(d)	2,083	2,080
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,005
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	231	19
Series 2011-68 Class EC, 3.5% 4/20/41	635	661
Series 2017-134 Class BA, 2.5% 11/20/46	118	119
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	178	177
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	705	709
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4973% 9/20/62 (c)(d)(f)	612	612
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.6473% 11/20/65 (c)(d)(f)	85	85
Series 2017-139 Class BA, 3% 9/20/47	1,761	1,780
Series 2010-169 Class Z, 4.5% 12/20/40	1,102	1,223
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	179	179
Series 2010-H17 Class XP, 5.29% 7/20/60 (c)(f)	48	48
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	124	125
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	108	4
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (c)(h)	249	256
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (c)(h)	877	909
Series 2013-H04 Class BA, 1.65% 2/20/63 (f)	525	523
Series 2013-H07 Class JA, 1.75% 3/20/63 (f)	1,395	1,391
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	675	675
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	743	742
Class JA, 2.5% 6/20/65 (f)	162	162
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(f)	1,150	1,146
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.29% 5/20/66 (c)(d)(f)	2,576	2,575
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (c)(d)(f)	2,448	2,441
Series 2090-118 Class XZ, 5% 12/20/39	2,498	2,833
		66,392
U.S. Government Agency - 0.3%
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	495	511
Series 4341 Class ML, 3.5% 11/15/31	936	980
		1,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $67,980)		67,883

Foreign Government and Government Agency Obligations - 3.6%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,240
5.5% 4/26/24	1,100	1,273
Jordanian Kingdom 3% 6/30/25	3,329	3,526
Ukraine Government 1.471% 9/29/21	1,400	1,394
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,203)		18,433
	Shares	Value (000s)

Money Market Funds - 0.3%
Fidelity Cash Central Fund 1.61% (i)
(Cost $1,795)	1,794,165	1,795

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	1,800	$53
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	2,000	57
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	5,000	88
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	40
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	222
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,900	15
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,700	46
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	153
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	7

TOTAL PUT OPTIONS			681

Call Options - 0.5%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	1,800	49
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	2,000	56
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	5,000	207
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	291
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	1,527
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	1,900	130
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,700	51
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	103
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	228

TOTAL CALL OPTIONS			2,642

TOTAL PURCHASED SWAPTIONS
(Cost $2,776)			3,323
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $510,906)			521,148
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(3,866)
NET ASSETS - 100%			$517,282

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 12/1/49	$(2,400)	$(2,467)
3% 12/1/49	(2,400)	(2,466)
3.5% 12/1/49	(4,000)	(4,134)

TOTAL GINNIE MAE		(9,067)

Uniform Mortgage Backed Securities
3% 12/1/49	(14,500)	(14,705)
3% 12/1/49	(7,400)	(7,505)
3.5% 12/1/49	(9,100)	(9,342)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(31,552)

TOTAL TBA SALE COMMITMENTS
(Proceeds $40,553)		$(40,619)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	$(108)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	5,400	(190)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(166)

TOTAL PUT SWAPTIONS			(464)

Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	(60)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	5,400	(77)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(158)

TOTAL CALL SWAPTIONS			(295)

TOTAL WRITTEN SWAPTIONS			$(759)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	96	March 2020	$12,419	$(38)	$(38)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	155	March 2020	33,416	(17)	(17)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	313	March 2020	37,237	(71)	(71)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	March 2020	1,272	3	3
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	March 2020	375	1	1
TOTAL FUTURES CONTRACTS					$(122)

The notional amount of futures purchased as a percentage of Net Assets is 16.4%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$41,445	$(125)	$0	$(125)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2024	540	1	0	1
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2026	2,540	(31)	0	(31)
3-month LIBOR (3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	16,625	450	0	450

TOTAL INTEREST RATE SWAPS							$295	$0	$295

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $437,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $567,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements; are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$86
Total	$86

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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